                        Gartmore Variable Insurance Trust
                         American Funds GVIT Growth Fund
                     American Funds GVIT Global Growth Fund
                    American Funds GVIT Asset Allocation Fund
                          American Funds GVIT Bond Fund

                      Supplement dated May 11, 2006 to the
                          Prospectus dated May 1, 2006

Dear Shareholder:

     The  purpose  of  this  Supplement  to the  Prospectus  is to  correct  the performance  information  in the "Annual Total  Returns" bar charts and "Average
Annual Total Returns" tables for the following Funds: American Funds GVIT Growth
Fund,  American  Funds  GVIT  Global  Growth  Fund,  American  Funds  GVIT Asset
Allocation  Fund, and American Funds GVIT Bond Fund (each a "Feeder Fund").  The
Annual Total  Returns bar charts for the Class 1 shares of the  American  Fund's respective  master fund and the Average  Annual  Total  Returns for Class II and
Class  VII  shares  of  each  of  the  Feeder  Funds  are  incorrect  due  to an administrative  error in calculating the performance  adjustment to reflect each
Feeder Fund's estimated  expenses.  Therefore the "Average Annual Total Returns"
tables for each Fund are reproduced in their entirety on the following  pages to reflect the corrected performance information.

               Please be sure to retain this important information
                    with your Prospectus dated May 1, 2006.

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the prospectus.

1.   The bar chart on page 5 under "Annual Total Returns - Class 1 Shares of the
     Master Growth Fund" and the "Average  Annual Total Returns" table under the
     American Funds GVIT Growth Fund are restated in their entirety as follows:

     Annual Total Returns - Class 1 Shares of the Master Growth Fund
     (Years Ended December 31)

     -------------- ------------
         1996            12.55%
     -------------- ------------
         1997            29.17%
     -------------- ------------
         1998            34.58%
     -------------- ------------
         1999            56.50%
     -------------- ------------
         2000             3.98%
     -------------- ------------
         2001           -18.53%
     -------------- ------------
         2002           -24.82%
     -------------- ------------
         2003            36.17%
     -------------- ------------
         2004            11.95%
     -------------- ------------
         2005            15.67%
     -------------- ------------

     Best Quarter: 30.54% - 4th qtr of 1999
     Worst Quarter: -27.26% - 3rd qtr of 2001

     Average Annual Total Returns
     as of December 31, 2005:

                                                 1 YR        5 YRS        10 YRS
--------------------------------------------------------------------------------
     Class II shares(1)                         15.67%        1.55%       13.15%
--------------------------------------------------------------------------------
     Class VII shares(1)                        15.50%        1.40%       12.98%
--------------------------------------------------------------------------------
     S&P 500 Index(2)                            4.91%        0.54%        9.07%
--------------------------------------------------------------------------------
     Lipper Capital Appreciation Funds Index(3)  7.96%        0.15%        7.28%
--------------------------------------------------------------------------------
     Lipper Growth Funds Index(4)                7.24%       -1.36%        7.26%
--------------------------------------------------------------------------------

     1    The Fund had not  completed  one full calendar year of operation as of the date of this prospectus.  Performance information shown is that of the Master Growth Fund as adjusted to reflect the  estimated  expenses of Class II and Class VII shares of the Feeder Fund, respectively.

     2    The S&P 500 Index is a market  capitalization-weighted  index based on the average  weighted  performance  of 500 widely held common  stocks.
          Unlike mutual funds,  the Index does not incur  expenses.  If expenses were deducted, the actual returns of the Index would be lower.

     3    The Lipper  Capital  Appreciation  Funds Index is an equally  weighted index  of funds  that aim for  maximum  capital  appreciation.  Unlike mutual  funds,  the Index does not incur  expenses.  If expenses  were deducted, the actual returns of the Index would be lower.

     4    The Lipper Growth Funds Index is an equally  weighted  index of growth funds.  Unlike mutual  funds,  the Index does not incur  expenses.  If expenses  were  deducted,  the actual  returns  of the Index  would be lower.

2.   The bar chart on page 8 under "Annual Total Returns - Class 1 Shares of the
     Master Global  Growth Fund" and the "Average  Annual Total  Returns"  table under the  American  Funds GVIT Global  Growth  Fund are  restated in their entirety as follows:

     Annual Total Returns - Class 1 Shares of the Master Global Growth Fund
     (Years Ended December 31)

     -------------- ------------
         1998            28.12%
     -------------- ------------
         1999            68.82%
     -------------- ------------
         2000           -19.30%
     -------------- ------------
         2001           -14.61%
     -------------- ------------
         2002           -15.07%
     -------------- ------------
         2003            34.66%
     -------------- ------------
         2004            12.99%
     -------------- ------------
         2005            13.56%
     -------------- ------------

     Best Quarter: 40.82% - 4th qtr of 1999
     Worst Quarter: -20.54% - 3rd qtr of 2001

     Average Annual Total Returns
     as of December 31, 2005:

                                                                   SINCE
                                                               INCEPTION
                                     1 YR      5 YRS    (April 30, 1997)
------------------------------------------------------------------------
     Class II shares(1)             13.56%      4.61%             10.43%
------------------------------------------------------------------------
     Class VII shares(1)            13.39%      4.46%             10.26%
------------------------------------------------------------------------
     MSCI World Index(2)            10.02%      2.64%              6.59%
------------------------------------------------------------------------
     Lipper Global Funds Index(3)   11.89%      2.96%              6.99%
------------------------------------------------------------------------

     1    The Fund had not  completed  one full calendar year of operation as of the date of this prospectus.  Performance information shown is that of the Master  Global  Growth Fund as  adjusted to reflect the  estimated expenses  of  Class  II and  Class  VII  shares  of the  Feeder  Fund, respectively.

     2    The Morgan  Stanley  Capital  International  (MSCI)  World  Index is a
          market  capitalization-weighted  index that  measures  23 major  stock markets  throughout  the world,  including the United  States.  Unlike mutual  funds,  the Index does not incur  expenses.  If expenses  were deducted, the actual returns of the Index would be lower.

     3    The Lipper  Global Funds Index is an equally  weighted  index of funds that  invest at least 25% of their  portfolios  in  securities  traded outside the United States and may own U.S.  Securities as well. Unlike mutual  funds,  the Index does not incur  expenses.  If expenses  were deducted, the actual returns of the Index would be lower.

3.   The bar chart on page 12 under  "Annual  Total  Returns - Class 1 Shares of the Master Asset  Allocation  Fund" and the "Average  Annual Total Returns"
     table under the American Funds GVIT Asset  Allocation  Fund are restated in their entirety as follows:

     Annual Total Returns - Class 1 Shares of the Master Asset Allocation Fund
     (Years Ended December 31)

     -------------- ------------
         1996            14.96%
     -------------- ------------
         1997            19.63%
     -------------- ------------
         1998            12.32%
     -------------- ------------
         1999             6.49%
     -------------- ------------
         2000             3.87%
     -------------- ------------
         2001             0.05%
     -------------- ------------
         2002           -12.82%
     -------------- ------------
         2003            21.27%
     -------------- ------------
         2004             7.73%
     -------------- ------------
         2005             8.67%
     -------------- ------------

     Best Quarter: 12.05% - 2nd qtr of 2003
     Worst Quarter: -12.44% - 3rd qtr of 2002

     Average Annual Total Returns
     as of December 31, 2005:

                                    1 YR        5 YRS        10 YRS
-------------------------------------------------------------------
     Class II shares(1)             8.67%        4.37%        7.78%
-------------------------------------------------------------------
     Class VII shares(1)            8.51%        4.21%        7.62%
-------------------------------------------------------------------
     S&P 500 Index(2)               4.91%        0.54%        9.07%
-------------------------------------------------------------------

     1    The Fund had not  completed  one full calendar year of operation as of the date of this prospectus.  Performance information shown is that of the Master Asset  Allocation Fund as adjusted to reflect the estimated expenses  of  Class  II and  Class  VII  shares  of the  Feeder  Fund, respectively.

     2    The S&P 500 Index is a market  capitalization-weighted  index based on the average  weighted  performance  of 500 widely held common  stocks.
          Unlike mutual funds,  the Index does not incur  expenses.  If expenses were deducted, the actual returns of the Index would be lower.

4.   The bar chart on page 15 under  "Annual  Total  Returns - Class 1 Shares of the Master Bond Fund" and the "Average  Annual Total  Returns"  table under the  American  Funds  GVIT  Bond Fund are  restated  in their  entirety  as follows:

     Annual Total Returns - Class 1 Shares of the Master Bond Fund
     (Years Ended December 31)

     -------------- ------------
         1996             5.09%
     -------------- ------------
         1997             9.34%
     -------------- ------------
         1998             3.62%
     -------------- ------------
         1999             2.07%
     -------------- ------------
         2000             4.47%
     -------------- ------------
         2001             7.70%
     -------------- ------------
         2002             3.51%
     -------------- ------------
         2003            12.26%
     -------------- ------------
         2004             5.28%
     -------------- ------------
         2005             1.04%
     -------------- ------------

     Best Quarter: 4.96% - 4th qtr of 2002
     Worst Quarter: -2.27% - 1st qtr of 1996

     Average Annual Total Returns
     as of December 31, 2005:

                                      1 YR        5 YRS        10 YRS
---------------------------------------------------------------------
     Class II shares(1)               1.04%        5.89%        5.39%
---------------------------------------------------------------------
     Class VII shares(1)              0.89%        5.73%        5.23%
---------------------------------------------------------------------
     Citigroup BIG Bond Index(2)      2.57%        5.93%        6.19%
---------------------------------------------------------------------

     1    The Fund had not  completed one full calendar year of operations as of the date of this prospectus.  Performance information shown is that of the Master Bond Fund as adjusted to reflect the estimated  expenses of
          Class II and Class VII shares of the Feeder Fund, respectively.

     2    The Citigroup  Broad  Investment  Grade (BIG) Bond Index  represents a market  capitalization-weighted  index that  includes  U.S.  Treasury,
          government-sponsored,   mortgage  and   investment-grade   fixed  rate
          corporate  bonds with a maturity of one year or longer.  Unlike mutual funds,  the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.